LONGTERM INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2025
Schedule Of Long-term Investments
	Fair Value December 31,	Net	Movements in foreign	Fair value adjustments for	Fair Value March 31,
	2024	Additions	exchange	the period	2025
Talisker Resources Common Shares	$685	$-	$-	$584	$1,269
Silver Wolf Exploration Ltd. Common Shares	359	-	-	(135)	224
Silver Wolf Exploration Ltd. Warrants	20	-	-	-	20
Endurance Gold Corp. Common Shares	146	-	-	(5)	141
Endurance Gold Corp. Warrants	37	-	-	-	37
	$1,247	$-	$-	$444	$1,691